Financial Assets at Fair Value through Profit or Loss - Summary of Non-Trading Derivatives (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	€ 151,709	€ 192,951
Non-trading Derivative [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,664	2,231
Fair value hedges [member] | Non-trading Derivative [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	650	542
Cash flow hedges [member] | Non-trading Derivative [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,012	617
Hedges of net investments in foreign operations [member] | Non-trading Derivative [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	41	29
Other non-trading derivatives [member] | Non-trading Derivative [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	€ 961	€ 1,043